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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                           Chicago, IL         March 15, 2009
-------------------------------------   ------------------   -------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           19

Form I3F Information Table Value Total:     $132,029
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7            COLUMN 8
--------------------------  --------  ---------  --------  -----------------------  ----------  --------  --------------------------
                            TITLE OF              VALUE     SHRS OR   SH/    PUT/   INVESTMENT    OTHER     VOTING   AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)   PRN AMT   PRN    CALL   DISCRETION  MANAGERS     SOLE      SHARED   NONE
--------------------------  --------  ---------  --------  ---------  ---  -------  ----------  --------  ---------  ---------  ----
Air Transport Services
   Group, Inc.              COM       00922R105     4,099  5,393,962  SH            Sole        None      5,393,962
Berkshire Hathaway          A         084670108        87          1  SH            Sole        None              1
Berkshire Hathaway          B         084670207    16,604      5,888  SH            Sole        None          5,888
Cresud S A C I F Y A        SPON ADR  226406106    10,448  1,439,131  SH            Sole        None      1,439,131
Cresud SA Commercial        SPON ADR  P3311R192        39    492,900  SH   Warrant  Sole        None        492,900
Fairfax Finl Hldngs Ltd     SUB VTG   303901102    11,991     46,032  SH            Sole        None         46,032
Goldman Sachs Group Inc.    COM       38141GDG6    11,754    110,864  SH            Sole        None        110,864
Harvest Nat Res Inc.        COM       41754V103    19,305  5,694,701  SH            Sole        None      5,694,701
Horsehead Hldg Corp.        COM       440694305     7,518  1,366,998  SH            Sole        None      1,366,998
Leucadia National Corp.     COM       527288104    11,606    779,472  SH            Sole        None        779,472
Pinnacle Airlines Corp.     COM       723443107     3,797  2,731,688  SH            Sole        None      2,731,688
Pinnacle Airlines Corp.     COM       723443107        14     68,800  SH   Call     Sole        None         68,800
Potash Corp.                COM       73755L107    12,456    154,140  SH            Sole        None        154,140
Sears Holdings Corporation  COM       812350106     3,154     69,001  SH            Sole        None         69,001

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
Sears Holdings Corporation  COM       812350906         1       2500  SH   Call     Sole        None           2500
Teck Cominco                CL B      878742204     5,603  1,009,501  SH            Sole        None      1,009,501
Ternium S.A.                SPON ADR  880890108    12,220  1,783,944  SH            Sole        None      1,783,944
Wellcare Health Plans Inc.  COM       94946T106       149      5,200  SH   Put      Sole        None          5,200
Wells Fargo & Co.           COM       949746101     5,283    371,001  SH            Sole        None        371,001